FAIR VALUE MEASUREMENTS - Financial assets and liabilities (Details) - USD ($) $ in Thousands	Mar. 31, 2018	Mar. 31, 2017
Fair value measurements
Available-for-sale Investments	$ 7,860	$ 6,801
Recurring basis
Fair value measurements
Available-for-sale Investments	7,860	6,801
Contingent consideration	1,196	2,626
Long-term borrowings	38,884	101,697
Outstanding on March 31 year	47,940	111,124
Recurring basis | Level 3
Fair value measurements
Available-for-sale Investments	7,860	6,801
Contingent consideration	1,196	2,626
Long-term borrowings	38,884	101,697
Outstanding on March 31 year	$ 47,940	$ 111,124